GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [text block]
	Thousands of U.S. dollars
	12/31/2018	Hyperinflation	Translationdifferences	Impairment	12/31/2019	Hyperinflation	Translationdifferences	12/31/2020
Peru	29,069	-	543	-	29,612	-	(2,509)	27,103
Chile	16,608	-	(1,091)	-	15,517	-	728	16,245
Colombia	5,770	-	(48)	-	5,722	-	(259)	5,463
Mexico	1,844	-	77	-	1,921	-	(101)	1,820
Brazil	68,118	-	(2,636)	-	65,482	-	(14,692)	50,790
Argentina	33,580	11,415	(12,438)	(30,909)	1,648	419	(474)	1,593
Total	154,989	11,415	(15,593)	(30,909)	119,902	419	(17,307)	103,014